RULE 497(E)
                                                              FILE NO. 811-06351


                              GREEN CENTURY FUNDS

                        SUPPLEMENT DATED JANUARY 1, 2001
                                       TO
                       PROSPECTUS DATED NOVEMBER 28, 2000

     On January 1, 2001 State Street Global Advisors (SSgA), the investment management division of State Street Bank and Trust Company located at One International Place, Boston, Massachusetts 02110, became the submanager of the Domini Social Index Portfolio (the Index Portfolio). The Green Century Equity Fund invests substantially all of its assets in the Index Portfolio.

     As the submanager of the Index Portfolio, SSgA will implement the daily transactions necessary to maintain the proper correlation between the Index Portfolio and the Domini 400 Social IndexSM (the Index). SSgA will not determine the composition of the Index. Domini Social Investments LLC (DSIL) will continue to be the investment manager of the Index Portfolio and will monitor and supervise SSgA. DSIL may terminate SSgA's services as the submanager to the Index Portfolio at any time.

     Green Century Capital Management, Inc. remains the Administrator of the Green Century Funds. There are no other changes to the management of either of the Green Century Funds or in the management fees paid by either Fund.

     You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling 1-800-93-GREEN.

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                                                                     RULE 497(E)
                                                             FILE NOS. 811-06351


                              GREEN CENTURY FUNDS

                                   SUPPLEMENT
                             DATED JANUARY 1, 2001
                                       TO
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED NOVEMBER 28, 2000

     On January 1, 2001 State Street Global Advisors (SSgA), the investment management division of State Street Bank and Trust Company, became the submanager of the Domini Social Index Portfolio (the Index Portfolio). State Street Bank and Trust Company is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA is located at One International Place, Boston, Massachusetts 02110. The Green Century Equity Fund invests substantially all of its assets in the Index Portfolio.

     As the submanager of the Index Portfolio, SSgA will implement the daily transactions necessary to maintain the proper correlation between the Index Portfolio and the Domini 400 Social IndexSM (the Index). SSgA will not determine the composition of the Index. Domini Social Investments LLC (DSIL) will continue to be the investment manager of the Index Portfolio and will monitor and supervise SSgA. DSIL may terminate SSgA's services as the submanager to the Index Portfolio at any time.

     SSgA's management fees are paid by DSIL. SSgA's annual fee is the greater of $300,000 or the fee based on the following schedule:

            0.02% of the first $1 billion of net assets managed
            0.01% of the next $1 billion of net assets managed
            0.0075% of net assets managed in excess of $2 billion

     You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by calling 1-800-93-GREEN.

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